Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2020 (Unaudited)
COMMON STOCKS – 98.4%	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING – 18.7%
eMemory Technology Inc. (Taiwan)	5,000	$106,140
ITM Semiconductor Co. Ltd. (South Korea) (a)	3,480	182,526
Koh Young Technology Inc. (South Korea)	1,173	113,491
LandMark Optoelectronics Corp. (Taiwan)	21,000	211,821
MediaTek Inc. (Taiwan)	5,000	133,336
Seoul Viosys Co. Ltd. (South Korea)	4,562	81,081
SK Hynix Inc. (South Korea)	1,978	216,054
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	37,000	699,947
Win Semiconductors Corp. (Taiwan)	10,000	123,434
		$1,867,830
INTERNET & CATALOG RETAIL – 18.3%
Alibaba Group Holding Ltd. (China) (a)	2,788	$648,851
Allegro.eu S.A. (Poland) (a),(b)	3,500	79,356
B2W Cia Digital (Brazil) (a)	8,700	126,695
JD.com Inc. (China) (a)	3,352	294,641
Meituan (China) (a)	6,700	252,211
MercadoLibre Inc. (Argentina) (a)	134	224,479
Prosus N.V. (China) (a)	1,887	203,756
		$1,829,989
INTERACTIVE MEDIA & SERVICES – 10.3%
Info Edge India Ltd. (India)	1,689	$110,178
Mail.Ru Group Ltd. (Russia) (a)	3,260	85,437
NAVER Corp. (South Korea)	538	145,028
Tencent Holdings Ltd. (China)	8,500	611,607
Yandex N.V. (Russia) (a)	1,035	72,015
		$1,024,265
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 8.6%
Samsung Electronics Co. Ltd. (South Korea)	11,538	$861,606
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.4%
Longfor Group Holdings Ltd. (China) (b)	17,500	$102,366
Phoenix Mills (The) Ltd. (India) (a)	24,247	257,304
Prestige Estates Projects Ltd. (India)	46,361	169,052
Vincom Retail JSC (Vietnam) (a)	63,260	86,202
Vinhomes JSC (Vietnam) (a),(b)	30,420	117,947
Yoma Strategic Holdings Ltd. (Myanmar) (a)	468,600	103,018
		$835,889
0

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2020 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ENTERTAINMENT – 5.8%
Bilibili Inc. (China) (a)	1,477	$126,608
iQIYI Inc. (China) (a)	4,529	79,167
NetEase Inc. (China)	1,887	180,718
Sea Ltd. (Taiwan) (a)	954	189,894
		$576,387
INSURANCE – 5.4%
AIA Group Ltd. (Hong Kong)	8,800	$107,238
ICICI Prudential Life Insurance Co. Ltd. (India) (a),(b)	12,487	85,328
Ping An Insurance Group Co. of China Ltd. (China)	28,500	346,834
		$539,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.9%
Chroma ATE Inc. (Taiwan)	20,000	$119,891
Daejoo Electronic Materials Co. Ltd. (South Korea) (a)	2,712	116,345
Samsung SDI Co. Ltd. (South Korea)	267	154,739
		$390,975
BANKS – 3.0%
ICICI Bank Ltd. (India) (a)	41,029	$301,702
METALS & MINING – 2.3%
Ivanhoe Mines Ltd. (Canada) (a)	42,236	$227,621
OIL, GAS & CONSUMABLE FUELS – 2.1%
Reliance Industries Ltd. (India)	7,873	$214,216
DIVERSIFIED CONSUMER SERVICES – 1.9%
Afya Ltd. (Brazil) (a)	4,185	$105,880
Arco Platform Ltd. (Brazil) (a)	2,463	87,412
		$193,292
APPLICATION SOFTWARE – 1.8%
Agora Inc. (China) (a)	2,104	$83,234
Glodon Co. Ltd. (China)	8,300	100,628
		$183,862
THRIFTS & MORTGAGE FINANCE – 1.8%
Housing Development Finance Corp. Ltd. (India)	5,189	$181,802

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2020 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ELECTRICAL EQUIPMENT – 1.2%
Ecopro BM Co. Ltd. (South Korea)	730	$114,604
HEALTH CARE TECHNOLOGY – 1.1%
Alibaba Health Information Technology Ltd. (China) (a)	38,000	$112,481
COMMUNICATIONS EQUIPMENT – 1.1%
KMW Co. Ltd. (South Korea) (a)	1,454	$108,100
IT SERVICES – 1.0%
21Vianet Group Inc. (China) (a)	2,954	$102,474
HEALTH CARE SUPPLIES – 0.9%
Microport Scientific Corp. (China)	16,000	$86,371
PROFESSIONAL SERVICES – 0.8%
51job Inc. (China) (a)	1,079	$75,530
TOTAL COMMON STOCKS–98.4% (Cost $9,840,387)		$9,828,396
TOTAL INVESTMENTS–98.4% (Cost $9,840,387)		$9,828,396
Other Assets and Liabilities, net – 1.6%		156,371
NET ASSETS–100.0%		$9,984,767

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
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